Stock-Based Compensation (Narrative) (Details)	12 Months Ended			0 Months Ended	12 Months Ended
	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011	Nov. 15, 2010 UNBC [Member] USD ($)	Dec. 31, 2010 UNBC [Member] USD ($)
Number of shares to be issued or transferred on exercise of each stock acquisition right			100
The contractual term of the stock acquisition rights, in years	30
Weighted average grant date fair value of stock acquisition rights	¥ 36,600	¥ 48,700
Compensation cost related to the stock acquisition rights	2,839,000,000	2,638,000,000
Tax benefit for compensation cost for share-based payment arrangements	1,155,000,000	1,073,000,000
Total unrecognized compensation cost	560,000,000
Number of months for total unrecognized compensation cost related to the stock acquisition to be recognized			3
Cash received from exercise of the stock acquisition rights	3,000,000
The actual tax benefit realized	836,000,000
Exercise price per share	¥ 1
Restricted stock units under the Stock Bonus Plan, Granted				3,995,505
Grant-date fair value per unit of restricted stock granted under the Stock Bonus Plan				$ 4.72
Restricted stock units under the Stock Bonus Plan, Forfeited					41,320
Restricted stock units under the Stock Bonus Plan, Vested					10,595
Restricted stock, Compensation cost including estimated forfeitures					3,000,000
Restricted stock, Tax benefit relating to compensation cost including estimated forfeitures					1,000,000
Restricted stock, Unrecognized compensation cost					$ 16,000,000
Restricted stock, Compensation cost not yet recognized, Period for recognition					3
Restricted stock, Unit outstanding					3,943,590